Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Raw materials	$ 1,803	$ 1,205
Products in process	800	1,032
Finished goods	512	245
Total inventory	$ 3,115	$ 2,482